Average Annual Total Returns - Brandes International Equity Fund	A 1 Year	A 5 Year	A 10 Year	C 1 Year	C 5 Year	C 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 5 Year	MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	(7.68%)	3.37%	3.13%	(3.77%)	3.82%	2.94%	(1.72%)	4.97%	4.03%	(1.84%)	4.82%	3.93%	(2.19%)	4.38%	3.63%	(0.68%)	3.95%	3.41%	7.82%	7.45%	5.51%